Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	Goodwill £m	Acquired value of in-force business £m	Brands £m	Purchased credit card relationships £m	Customer- related intangibles £m	Capitalised software enhancements £m	Total £m
Cost[2]:
At 1 January 2022	2,664	834	596	1,002	538	6,451	12,085
Exchange and other adjustments	–	–	–	–	–	(1)	(1)
Additions and acquisitions	335	–	5	–	34	1,452	1,826
Disposals and write-offs	–	–	(12)	–	–	(186)	(198)
At 31 December 2022	2,999	834	589	1,002	572	7,716	13,712
Exchange and other adjustments	–	–	–	–	–	–	–
Additions and acquisitions	143	–	2	–	180	1,494	1,819
Disposals and write-offs	–	–	–	–	(70)	(292)	(362)
At 31 December 2023	3,142	834	591	1,002	682	8,918	15,169
Accumulated amortisation:
At 1 January 2022	344	637	216	621	538	3,016	5,372
Exchange and other adjustments	–	1	–	1	3	(7)	(2)
Charge for the year[3]	–	22	–	70	–	833	925
Disposals and write-offs	–	–	(12)	–	–	(186)	(198)
At 31 December 2022	344	660	204	692	541	3,656	6,097
Exchange and other adjustments	–	–	–	–	3	(3)	–
Charge for the year[3]	–	20	1	70	9	1,028	1,128
Disposals and write-offs	–	–	–	–	(70)	(292)	(362)
At 31 December 2023	344	680	205	762	483	4,389	6,863
Balance sheet amount at 31 December 2023[4]	2,798	154	386	240	199	4,529	8,306
Balance sheet amount at 31 December 2022[4]	2,655	174	385	310	31	4,060	7,615
1    See note 1 regarding changes to presentation.
2    For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.
3    The charge for the year is recognised in operating expenses (note 14).
4    Includes core deposit intangible of £nil, cost of £2,770 million and accumulated amortisation of £2,770 million.